Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2018
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Deferred tax assets and liabilities

18.	Deferred tax assets and liabilities

The amount of deferred tax assets and liabilities by type of temporary difference can be detailed as follows:

	2018
Million US dollar	Assets	Liabilities	Net
Property, plant and equipment	381	(2 665)	(2 284)
Intangible assets	115	(10 665)	(10 550)
Inventories	101	(67)	34
Trade and other receivables	142	(62)	80
Interest-bearing loans and borrowings	475	(618)	(143)
Employee benefits	673	(5)	668
Provisions	483	(27)	456
Derivatives	33	(58)	(25)
Other items	215	(736)	(521)
Loss carry forwards	577	—	577

Gross deferred tax assets/(liabilities)	3 195	(14 903)	(11 708)
Netting by taxable entity	(1 738)	1 738	—

Net deferred tax assets/(liabilities)	1 457	(13 165)	(11 708)

	2017
Million US dollar	Assets	Liabilities	Net
Property, plant and equipment	324	(2 586)	(2 262)
Intangible assets	113	(11 387)	(11 274)
Inventories	114	(63)	51
Trade and other receivables	148	(62)	86
Interest-bearing loans and borrowings	431	(646)	(215)
Employee benefits	663	(10)	653
Provisions	562	(17)	545
Derivatives	40	(49)	(9)
Other items	200	(796)	(596)
Loss carry forwards	1 130	—	1 130

Gross deferred tax assets/(liabilities)	3 725	(15 616)	(11 891)
Netting by taxable entity	(2 509)	2 509	—

Net deferred tax assets/(liabilities)	1 216	(13 107)	(11 891)

The change in net deferred taxes recorded in the consolidated statement of financial position can be detailed as follows:

Million US dollar	2018	2017	2016
Balance at 1 January	(11 891)	(13 442)	(10 780)
Recognized in profit or loss	121	1 912	(116)
Recognized in other comprehensive income	(130)	(134)	(204)
Acquisitions through business combinations	(23)	(74)	(5 623)
Reclassified as held for sale	—	—	1 455
Other movements and effect of changes in foreign exchange rates	215	(153)	(149)

Balance at 31 December	(11 708)	(11 891)	(13 442)

Following the US Tax reform enacted on 22 December 2017 whereby the US Federal tax rate was reduced from 35% to 21%, the company adjusted the deferred tax liabilities set up in 2008 in line with IFRS, as part of the purchase price accounting of the combination with Anheuser Busch and certain deferred tax assets. This adjustment resulted in 1.8 billion US dollar recognized as an exceptional tax gain in 2017 – see also Note 12 – Income Taxes.

Most of the temporary differences are related to the fair value adjustment on intangible assets with indefinite useful lives and property, plant and equipment acquired through business combinations. The realization of such temporary differences is unlikely to revert within 12 months.

Tax losses carried forward and deductible temporary differences on which no deferred tax asset is recognized amount to 5 280m US dollar (2017: 4 449m US dollar; 2016: 4 499m US dollar). 1 954m US dollar of these tax losses and deductible temporary differences do not have an expiration date, 136m US dollar, 153m US dollar and 725m US dollar expire within respectively 1, 2 and 3 years, while 2 311m US dollar have an expiration date of more than 3 years. Deferred tax assets have not been recognized on these items because it is not probable that future taxable profits will be available against which these tax losses and deductible temporary differences can be utilized and the company has no tax planning strategy currently in place to utilize these tax losses and deductible temporary differences.